Leases (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 3,422
2027	522
2028	372
Total undiscounted lease payments	4,316
Less: imputed interest	(153)
Present value of lease liabilities	$ 4,163